Financial Assets - Additional Information (Details)	12 Months Ended
Dec. 31, 2023 EUR (€)
Disclosure of financial assets [line items]
Secured senior convertible promissory note	€ 3,182,000
Promissory note maturity date	June 14, 2028
Impairment losses on financial assets	€ 0
Financial assets impairment indicators	no impairment indicators
Life Insurance Policies
Disclosure of financial assets [line items]
Increase (decrease) in other current financial assets	€ 27,908,000